Accounts Receivable	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
9.	ACCOUNTS RECEIVABLE

	December 31, 2013	December 31, 2014
	RMB	RMB
Accounts receivable	199,264	235,345
Less: Allowance for doubtful accounts	(5,952)	(3,746)
	193,312	231,599

The movements of the allowance for doubtful accounts during the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	3,109	6,636	5,952
Add: Current year additions	3,696	232	990
Less: Current year write-offs	(204)	(672)	(3,108)
Foreign currency translation	35	(244)	(88)
Balance at end of year	6,636	5,952	3,746